GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL
GOODWILL

NOTE 8 – GOODWILL

	As of December 31,
	2024	2023
Argentina	3,348,649	3,343,727
Abroad	24,043	18,425
	3,372,692	3,362,152

Movements in Goodwill are as follows:

	Years ended December 31,
	2024	2023
At the beginning of the year	3,362,152	3,355,071
Increases	22,963	414
Currency translation adjustments	(12,423)	6,667
At the end of the year	3,372,692	3,362,152